STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.5%
Adient PLC	25,724	[a]	580,591
Autoliv, Inc.	7,358		687,016
Fox Factory Holding Corp.	1,000	[a]	41,500
Lear Corp.	5,518		602,290
The Goodyear Tire & Rubber Company	1,854	[a]	16,408
Thor Industries, Inc.	1,124		123,516
Visteon Corp.	3,526	[a]	335,816
			2,387,137
Banks - 4.9%
Bank OZK	21,812		937,698
Columbia Banking System, Inc.	34,003		887,818
Commerce Bancshares, Inc.	9,616		571,190
East West Bancorp, Inc.	8,794		727,616
First Financial Bankshares, Inc.	19,798		732,724
Hancock Whitney Corp.	11,328		579,654
International Bancshares Corp.	2,273		135,903
UMB Financial Corp.	4,934		518,613
Wintrust Financial Corp.	18,436		2,000,859
Zions Bancorp NA	15,450		729,549
			7,821,624
Capital Goods - 18.2%
Acuity Brands, Inc.	4,345		1,196,570
Advanced Drainage Systems, Inc.	4,383		688,832
Applied Industrial Technologies, Inc.	3,861		861,505
Armstrong World Industries, Inc.	9,671		1,271,060
Axon Enterprise, Inc.	4,722	[a]	1,886,911
BWX Technologies, Inc.	5,384		585,241
Carlisle Cos., Inc.	3,502		1,575,024
Comfort Systems USA, Inc.	1,638		639,393
Core & Main, Inc., CI. A	7,186	[a]	319,058
Donaldson Co., Inc.	16,760		1,235,212
EMCOR Group, Inc.	7,769		3,344,788
EnerSys	6,593		672,816
Esab Corp.	7,210		766,495
Fluor Corp.	20,059	[a]	957,015
Fortune Brands Innovations, Inc.	27,696		2,479,623
Generac Holdings, Inc.	1,081	[a]	171,749
Graco, Inc.	13,827		1,210,001
ITT, Inc.	13,084		1,956,189
Kennametal, Inc.	1,987		51,523
Lennox International, Inc.	467		282,203
Lincoln Electric Holdings, Inc.	7,748		1,487,771
MSC Industrial Direct Co., Inc., Cl. A	7,603		654,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 18.2% (continued)
NEXTracker, Inc., Cl. A	7,235	[a]	271,168
Owens Corning	2,208		389,756
Sunrun, Inc.	10,289	[a]	185,819
The Timken Company	9,781		824,440
Trex Co., Inc.	9,009	[a]	599,819
UFP Industries, Inc.	1,557		204,294
Watts Water Technologies, Inc., Cl. A	10,459		2,167,000
WESCO International, Inc.	1,982		332,936
			29,268,525
Commercial & Professional Services - 1.0%
ExlService Holdings, Inc.	7,065	[a]	269,530
Exponent, Inc.	4,943		569,829
Genpact Ltd.	11,263		441,622
MSA Safety, Inc.	402		71,291
The Brink's Company	2,233		258,224
			1,610,496
Consumer Discretionary Distribution & Retail - 3.2%
Abercrombie & Fitch Co., Cl. A	2,450	[a]	342,755
AutoNation, Inc.	330	[a]	59,044
Bath & Body Works, Inc.	2,988		95,377
Burlington Stores, Inc.	2,617	[a]	689,527
Dick's Sporting Goods, Inc.	2,051		428,044
Etsy, Inc.	4,238	[a]	235,336
Kohl's Corp.	13,094	[b]	276,283
Murphy USA, Inc.	356		175,462
RH	631	[a]	211,025
The Gap, Inc.	47,284		1,042,612
Williams-Sonoma, Inc.	9,860	[b]	1,527,511
			5,082,976
Consumer Durables & Apparel - 5.6%
Carter's, Inc.	12,193	[b]	792,301
Columbia Sportswear Co.	5,289	[b]	439,992
Crocs, Inc.	4,938	[a]	715,072
Deckers Outdoor Corp.	4,449	[a]	709,393
Helen of Troy Ltd.	6,085	[a]	376,357
KB Home	3,668		314,311
Lennar Corp., Cl. A	1,374		257,598
Mattel, Inc.	19,864	[a]	378,409
PVH Corp.	2,238		225,658
Ralph Lauren Corp.	934		181,075
Skechers USA, Inc., Cl. A	18,083	[a]	1,210,114
Tempur Sealy International, Inc.	14,218		776,303
Toll Brothers, Inc.	4,001		618,114
TopBuild Corp.	3,835	[a]	1,560,116

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 5.6% (continued)
YETI Holdings, Inc.	10,271	[a]	421,419
			8,976,232
Consumer Services - 3.6%
Aramark	2,865		110,961
Boyd Gaming Corp.	13,367		864,177
Cracker Barrel Old Country Store, Inc.	857	[b]	38,865
Duolingo, Inc.	2,407	[a]	678,822
Expedia Group, Inc.	835	[a]	123,597
Graham Holdings Co., Cl. B	600		493,032
Grand Canyon Education, Inc.	7,368	[a]	1,045,151
H&R Block, Inc.	11,118		706,549
Light & Wonder, Inc.	6,862	[a]	622,589
MGM Resorts International	5,663	[a]	221,367
Travel + Leisure Co.	8,260		380,621
Vail Resorts, Inc.	1,663		289,844
Wingstop, Inc.	351		146,044
			5,721,619
Consumer Staples Distribution & Retail - 3.3%
Casey's General Stores, Inc.	2,383		895,317
Grocery Outlet Holding Corp.	710	[a]	12,461
Performance Food Group Co.	15,913	[a]	1,247,102
Sprouts Farmers Market, Inc.	13,813	[a]	1,525,093
US Foods Holding Corp.	27,778	[a]	1,708,347
			5,388,320
Energy - 5.0%
Antero Midstream Corp.	33,794		508,600
Antero Resources Corp.	1,457	[a]	41,743
ChampionX Corp.	36,477		1,099,782
CNX Resources Corp.	44,889	[a]	1,462,035
Diamondback Energy, Inc.	3,643		628,053
Halliburton Co.	16,617		482,724
HF Sinclair Corp.	8,180		364,583
Matador Resources Co.	10,017		495,040
Murphy Oil Corp.	48,261		1,628,326
Range Resources Corp.	8,650		266,074
Texas Pacific Land Corp.	684	[b]	605,162
Vitesse Energy, Inc.	1,659	[b]	39,849
Weatherford International PLC	5,787		491,432
			8,113,403
Equity Real Estate Investment Trusts - 8.6%
Brixmor Property Group, Inc.	30,127	[c]	839,338
Camden Property Trust	1,849	[c]	228,407
COPT Defense Properties	17,570	[c]	532,898
Cousins Properties, Inc.	40,683	[c]	1,199,335
CubeSmart	9,736	[c]	524,089

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Equity Real Estate Investment Trusts - 8.6% (continued)
EastGroup Properties, Inc.	6,219	[c]	1,161,834
EPR Properties	6,200	[c]	304,048
Equity Lifestyle Properties, Inc.	7,840	[c]	559,306
First Industrial Realty Trust, Inc.	18,917	[c]	1,058,974
Gaming & Leisure Properties, Inc.	13,497	[c]	694,421
Highwoods Properties, Inc.	3,968	[b,c]	132,968
Kilroy Realty Corp.	26,645	[c]	1,031,161
Lamar Advertising Co., Cl. A	8,073	[c]	1,078,553
National Storage Affiliates Trust	1,777	[c]	85,651
NNN REIT, Inc.	34,840	[c]	1,689,392
Park Hotels & Resorts, Inc.	11,201	[c]	157,934
Rayonier, Inc.	4,284	[c]	137,859
Sabra Health Care REIT, Inc.	47,404	[c]	882,188
STAG Industrial, Inc.	21,489	[c]	840,005
Vornado Realty Trust	15,906	[a,c]	626,696
			13,765,057
Financial Services - 4.8%
Ally Financial, Inc.	17,944		638,627
Equitable Holdings, Inc.	10,490		440,895
Essent Group Ltd.	11,003		707,383
Euronet Worldwide, Inc.	8,477	[a]	841,173
Federated Hermes, Inc.	30,372		1,116,778
FirstCash Holdings, Inc.	1,589		182,417
Janus Henderson Group PLC	15,896		605,161
MGIC Investment Corp.	21,450		549,120
Morningstar, Inc.	802		255,934
SEI Investments Co.	17,807		1,232,066
SLM Corp.	8,254		188,769
Stifel Financial Corp.	2,100		197,190
T. Rowe Price Group, Inc.	636		69,279
The Western Union Company	20,923		249,611
WEX, Inc.	1,807	[a]	378,982
			7,653,385
Food, Beverage & Tobacco - 2.1%
Celsius Holdings, Inc.	13,181	[a]	413,356
Coca-Cola Consolidated, Inc.	562		739,817
Flowers Foods, Inc.	19,233		443,705
Hormel Foods Corp.	11,862		376,025
Ingredion, Inc.	2,727		374,772
Lancaster Colony Corp.	2,034		359,143
Post Holdings, Inc.	274	[a]	31,716
The Boston Beer Company, Inc., Cl. A	2,111	[a]	610,375
			3,348,909
Health Care Equipment & Services - 5.1%
Acadia Healthcare Co., Inc.	264	[a]	16,740

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 5.1% (continued)
Amedisys, Inc.	1,745	[a]	168,410
Chemed Corp.	2,342		1,407,472
Dentsply Sirona, Inc.	14,696		397,674
DexCom, Inc.	2,108	[a]	141,320
Doximity, Inc., Cl. A	15,293	[a,b]	666,316
Encompass Health Corp.	2,830		273,491
Envista Holdings Corp.	4,776	[a]	94,374
Haemonetics Corp.	7,886	[a,b]	633,877
HealthEquity, Inc.	5,901	[a]	482,997
IDEXX Laboratories, Inc.	157	[a]	79,320
Lantheus Holdings, Inc.	2,393	[a]	262,632
LivaNova PLC	6,125	[a]	321,808
Masimo Corp.	1,575	[a]	209,995
Omnicell, Inc.	2,713	[a]	118,287
Option Care Health, Inc.	22,841	[a]	714,923
Penumbra, Inc.	2,626	[a]	510,258
Progyny, Inc.	10,748	[a,b]	180,136
QuidelOrtho Corp.	382	[a]	17,419
ResMed, Inc.	650		158,678
STAAR Surgical Co.	1,347	[a]	50,041
Teladoc Health, Inc.	19,018	[a]	174,585
Tenet Healthcare Corp.	6,562	[a]	1,090,604
			8,171,357
Household & Personal Products - .1%
e.l.f. Beauty, Inc.	1,682	[a,b]	183,388
Energizer Holdings, Inc.	1,932		61,360
			244,748
Insurance - 5.9%
CNO Financial Group, Inc.	23,347		819,480
Erie Indemnity Co., Cl. A	1,204		649,943
Fidelity National Financial, Inc.	9,031		560,464
Globe Life, Inc.	3,120		330,439
Kinsale Capital Group, Inc.	1,712	[b]	797,056
Loews Corp.	5,121		404,815
Primerica, Inc.	4,848		1,285,447
Reinsurance Group of America, Inc.	2,236		487,157
RenaissanceRe Holdings Ltd.	9,702		2,642,825
Ryan Specialty Holdings, Inc.	5,188		344,431
Unum Group	18,583		1,104,574
			9,426,631
Materials - 7.0%
Ashland, Inc.	7,523		654,275
Avient Corp.	1,993		100,288
Axalta Coating Systems Ltd.	17,573	[a]	635,967
Cabot Corp.	10,937		1,222,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 7.0% (continued)
Cleveland-Cliffs, Inc.	68,393	[a]	873,379
Commercial Metals Co.	8,927		490,628
Crown Holdings, Inc.	6,777		649,779
Eagle Materials, Inc.	8,164		2,348,375
Greif, Inc., Cl. A	5,245		328,652
Knife River Corp.	2,140	[a]	191,295
Louisiana-Pacific Corp.	2,007		215,672
NewMarket Corp.	1,256		693,174
Olin Corp.	5,137		246,473
Reliance, Inc.	2,743		793,303
RPM International, Inc.	9,336		1,129,656
Sonoco Products Co.	3,084		168,479
The Scotts Miracle-Gro Company	5,608		486,214
			11,228,037
Media & Entertainment - 2.4%
Match Group, Inc.	8,027	[a]	303,742
Nexstar Media Group, Inc.	2,168	[b]	358,479
Pinterest, Inc., Cl. A	29,215	[a]	945,690
Roku, Inc.	479	[a]	35,762
Spotify Technology SA	1,654	[a]	609,549
TEGNA, Inc.	10,880	[b]	171,686
The New York Times Company, Cl. A	14,838		826,031
Ziff Davis, Inc.	9,896	[a]	481,539
ZoomInfo Technologies, Inc.	15,907	[a]	164,160
			3,896,638
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Agilent Technologies, Inc.	3,009		446,776
Avantor, Inc.	17,135	[a]	443,282
Azenta, Inc.	11,067	[a]	536,085
BioMarin Pharmaceutical, Inc.	5,711	[a]	401,426
Exelixis, Inc.	44,132	[a]	1,145,225
Halozyme Therapeutics, Inc.	9,493	[a]	543,379
Jazz Pharmaceuticals PLC	3,384	[a]	377,011
Medpace Holdings, Inc.	3,639	[a]	1,214,698
Neurocrine Biosciences, Inc.	3,742	[a]	431,153
Repligen Corp.	2,368	[a]	352,406
United Therapeutics Corp.	1,539	[a]	551,501
			6,442,942
Real Estate Management & Development - .4%
Jones Lang LaSalle, Inc.	2,379	[a]	641,878
Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology, Inc.	36,916		1,129,630
Cirrus Logic, Inc.	3,698	[a]	459,329
MKS Instruments, Inc.	2,507		272,536
Monolithic Power Systems, Inc.	196		181,202

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Semiconductors & Semiconductor Equipment - 2.1% (continued)
Power Integrations, Inc.	4,011		257,185
Rambus, Inc.	27,480	[a]	1,160,206
Wolfspeed, Inc.	508	[a,b]	4,928
			3,465,016
Software & Services - 3.7%
Ansys, Inc.	370	[a]	117,893
AppFolio, Inc., Cl. A	1,790	[a]	421,366
ASGN, Inc.	7,745	[a]	722,066
Blackbaud, Inc.	1,082	[a]	91,624
Commvault Systems, Inc.	5,722	[a]	880,330
DocuSign, Inc.	7,658	[a]	475,485
Dolby Laboratories, Inc., Cl. A	1,646		125,968
Dropbox, Inc., CI. A	14,672	[a]	373,109
GoDaddy, Inc., Cl. A	1,658	[a]	259,941
HubSpot, Inc.	487	[a]	258,889
Manhattan Associates, Inc.	2,239	[a]	630,010
MongoDB, Inc.	815	[a]	220,335
Pegasystems, Inc.	3,018		220,586
Qualys, Inc.	3,752	[a]	481,982
Smartsheet, Inc., Cl. A	6,825	[a]	377,832
Teradata Corp.	12,075	[a]	366,355
			6,023,771
Technology Hardware & Equipment - 2.0%
Belden, Inc.	2,746		321,639
Ciena Corp.	13,220	[a]	814,220
Crane NXT Co.	8,956	[b]	502,432
IPG Photonics Corp.	3,655	[a]	271,640
Littelfuse, Inc.	453		120,158
Novanta, Inc.	3,179	[a]	568,787
Pure Storage, Inc., Cl. A	7,698	[a]	386,748
Vontier Corp.	8,231		277,714
Xerox Holdings Corp.	3,223	[b]	33,455
			3,296,793
Telecommunication Services - .3%
Iridium Communications, Inc.	6,800		207,060
Lumen Technologies, Inc.	39,539	[a]	280,727
			487,787
Transportation - .3%
Avis Budget Group, Inc.	727	[a,b]	63,678
Hertz Global Holdings, Inc.	67,743	[a,b]	223,552
RXO, Inc.	2,235	[a]	62,580
Ryder System, Inc.	1,074		156,589
			506,399
Utilities - 4.4%
ALLETE, Inc.	12,169		781,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Utilities - 4.4% (continued)
National Fuel Gas Co.		10,841		657,073
New Jersey Resources Corp.		27,496		1,297,811
NorthWestern Energy Group, Inc.		15,518		887,940
ONE Gas, Inc.		12,872		957,934
UGI Corp.		23,076		577,362
Vistra Corp.		16,308		1,933,150
				7,092,398
Total Common Stocks (cost $128,657,790)				160,062,078
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $982,983)	4.95	982,983	[d]	982,983

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,746)	4.95	34,746	[d]	34,746
Total Investments (cost $129,675,519)		100.1%		161,079,807
Liabilities, Less Cash and Receivables		(.1%)		(189,074)
Net Assets		100.0%		160,890,733

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $5,899,930 and the value of the collateral was $6,062,366, consisting of cash collateral of $34,746 and U.S. Government & Agency securities valued at $6,027,620. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust domiciled in the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	160,062,078	-	-	160,062,078
Investment Companies	1,017,729	-	-	1,017,729

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2024, accumulated net unrealized appreciation on investments was $31,404,288, consisting of $37,196,792 gross unrealized appreciation and $5,792,504 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.